OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2022
Other Operating Income And Expenses
OTHER OPERATING INCOME AND EXPENSES

27.	OTHER OPERATING INCOME AND EXPENSES

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Other operating income
Receivables by indemnity	10,588	13,646	245,945
Rentals and leases	17,178	11,688	9,096
Dividends received	832	26,600	1,197
PIS, COFINS and INSS to compensate		236,000	120,452
Contractual fines	11,863	1,468	4,783
Updated shares – Fair value through profit or loss (note 14)	(95,620)	109,254	12,579
Net gain in shares sale (note 10.d) (1)		2,472,497
Other revenues (2)	308,392	87,219	32,747
Total Other operating income	253,233	2,958,372	482,494
	-	-	-
Other operating expenses
Taxes and fees	(372,897)	(109,693)	(46,338)
Expenses/reversal with environmental liabilities, net	(10,145)	(8,789)	16,151
Write-off/(Provision) of judicial lawsuits	(209,396)	(25,063)	(130,869)
Depreciation and amortization (note 26)	(77,386)	(97,725)	(95,270)
Reversal/(Write-off) of estimated losses on property, plant and equipment, intangible assets and PPI, net of reversal (notes 10.f, 11 and 12)	24,133	(112,886)	(13,130)
Reversal of Impairment Fair Value Transnordestina	387,989
Estimated (Loss)/reversal in inventories	(226,942)	(138,779)	(179,012)
Idleness in stocks and paralyzed equipment (3)	(122,031)	(37,609)	(303,975)
Studies and project engineering expenses	(58,443)	(77,059)	(27,137)
Research and development expenses	(461)	(355)	(620)
Healthcare plan expenses	(24,158)	(31,989)	(117,193)
Cash flow hedge accounting realized (note 14) (4)	(1,478,589)	(553,018)	(1,951,035)
Actuarial pension plan	(59,693)	(48,068)
Other expenses	(679,836)	(474,999)	(421,628)
Total Other operating expenses	(2,907,855)	(1,716,032)	(3,270,056)
Other operating income (expenses), net	(2,654,622)	1,242,340	(2,787,562)

(1)	Refers to the gain on the public offering of CSN Mineração shares (see note 10.d);

(2)	In 2022 the undisputed amount of R$134,611 was recognized as refund of the amounts overpaid for railway freight from April 1994 to March 1996 to the company RFFSA, which after extinction became part of the Federal Government's liabilities;

(3)	In 2022, it is the unused capacity due to lower than usual production volume, because of the intense rains during the ore extraction operation;

(4)	This refers to the effects of a cash flow hedge in the Company in the amount of (R$1,393,034) and a foreign exchange cash flow hedge in the amount of (R$85,555).